S000009904 [Member] Expense Example - AMG Veritas Global Focus Fund	Oct. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	779
Expense Example, with Redemption, 10 Years	1,749
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	$ 1,468